Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity
Schedule of Restricted Stock Unit Activity

Outstanding January 1, 2021	—
Granted	626,268
Vested	—
Forfeited	—
Outstanding January 1, 2021	626,268